Equity reserves and long-term incentive plan awards - disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2022 Share yr $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	8,497,170	11,680,170	8,330,820
Weighted average remaining contractual life of outstanding share options	3 years 6 months 3 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.04	$ 1.61	$ 1.81
Number of share options exercisable in share-based payment arrangement | Share	2,340,489
Weighted average remaining contractual life of exercisable share options | yr	2.48
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.36
C$0.00-C$1.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	4,740,002
Weighted average remaining contractual life of outstanding share options	4 years 10 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.68
Number of share options exercisable in share-based payment arrangement | Share	498,002
Weighted average remaining contractual life of exercisable share options | yr	1.85
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.91
C$0.00-C$1.00 [Member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	0
C$0.00-C$1.00 [Member] | Top of range [member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 1
C$1.01 - C$ 2.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	3,504,168
Weighted average remaining contractual life of outstanding share options	2 years 10 months 9 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.43
Number of share options exercisable in share-based payment arrangement | Share	1,673,821
Weighted average remaining contractual life of exercisable share options | yr	2.65
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.41
C$1.01 - C$ 2.00 [Member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	1.01
C$1.01 - C$ 2.00 [Member] | Top of range [member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 2
C$2.01 - C$3.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	253,000
Weighted average remaining contractual life of outstanding share options	2 years 7 months 17 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.2
Number of share options exercisable in share-based payment arrangement | Share	168,666
Weighted average remaining contractual life of exercisable share options | yr	2.63
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.2
C$2.01 - C$3.00 [Member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	2.01
C$2.01 - C$3.00 [Member] | Top of range [member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 3